Summary of Significant Accounting Policies - Cash, Cash Equivalents, and Restricted Cash (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Summary of Significant Accounting Policies
Cash and cash equivalents	$ 307,492	$ 4,704
Restricted cash	675
Total cash, cash equivalents, and restricted cash	308,167	$ 4,704	$ 17,341
Current portion of restricted cash	400
Restricted cash, noncurrent	$ 300